Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

The following tables present the Company’s segment information for the fiscal years ended June 30, 2025, 2024 and 2023

	For the fiscal years ended June 30,
	2025	2024	2023
Revenue
— Supply Chain Trading	$797,148,640	$672,662,697	$552,526,182
— Plastic manufacturing	-	-	-
Elimination of internal transaction	-	-	-
Total Revenue	$797,148,640	$672,662,697	$552,526,182

Cost of sales
— Supply Chain Trading	$(792,448,090)	$(667,845,621)	$(548,992,689)
— Plastic manufacturing		-	-
Elimination of internal transaction	-	-	-
Total Cost of sales	$(792,448,090)	$(667,845,621)	$(548,992,689)

	For the fiscal years ended June 30,
	2025	2024	2023
Gross Profit
— Supply Chain Trading	$4,700,550	$4,817,076	$3,533,493
— Plastic manufacturing
Elimination of internal transaction	-	-	-
Total Gross Profit	$4,700,550	4,817,076	$3,533,493

Selling Expenses
— Supply Chain Trading	$(2,413,149)	$(1,990,991)	$(996,638)
— Plastic manufacturing	-
Total Selling expense	$(2,413,149)	(1,990,991)	$(996,638)

General and Administrative Expenses
— Supply Chain Trading	$(2,797,381)	$(1,975,216)	$(1,260,574)
— Plastic manufacturing	(90,666)	(190,900)	(22,183)
Total General and Administrative expense	$(2,888,047)	(2,166,116)	$(1,282,757)

	For the years ended June 30,
	2025	2024	2023
Segment net income (loss):
— Supply Chain Trading	$(657,547)	$524,108	$2,115,366
— Plastic manufacturing	(796,585)	1,985,535	(27,672)
Elimination of internal transaction	-	-	-
Total Segment net income (loss)	$(1,454,132)	$2,509,643	$2,087,694

Segment assets
— Supply Chain Trading	$62,568,559	$56,594,581	$63,890,462
— Plastic manufacturing	119,394,316	69,648,271	28,121,843
Elimination of internal transaction	(42,995,142)	(36,547,776)	(17,101,495)
Total Segment assets	$138,967,733	$89,695,076	$74,910,810